Related Party Transactions - Schedule of Payroll Advances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Balance	$ 191,198
Advances	222,875	316,198
Repayment	(414,073)	(125,000)
Balance	$ 0	$ 191,198